Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
International Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Portfolio I, Class A - Load
Average Annual Return, Percent	1.25%	6.97%	0.04%
Large Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class A - Load
Average Annual Return, Percent	(0.60%)	13.72%	9.26%
Large Cap Growth Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class A - Load
Average Annual Return, Percent	(1.50%)	14.38%	11.73%
Large Cap Value Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class A - Load
Average Annual Return, Percent	1.70%	10.31%	6.42%
Mid Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class A - Load
Average Annual Return, Percent	(11.62%)	12.65%	7.99%
Small Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Portfolio I, Class A - Load
Average Annual Return, Percent	(7.84%)	8.90%	5.08%
Without Sales Load [Member] | International Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Portfolio I, Class A - No Load
Average Annual Return, Percent	6.61%	8.07%	0.55%
Without Sales Load [Member] | Large Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class A - No Load
Average Annual Return, Percent	4.64%	14.89%	9.82%
Without Sales Load [Member] | Large Cap Core Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class L - No Load
Average Annual Return, Percent	4.62%	14.68%	9.51%
Without Sales Load [Member] | Large Cap Growth Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class A - No Load
Average Annual Return, Percent	3.69%	15.56%	12.30%
Without Sales Load [Member] | Large Cap Growth Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class L - No Load
Average Annual Return, Percent	3.68%	15.36%	11.98%
Without Sales Load [Member] | Large Cap Value Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class A - No Load
Average Annual Return, Percent	7.07%	11.44%	6.97%
Without Sales Load [Member] | Large Cap Value Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class L - No Load
Average Annual Return, Percent	7.07%	11.25%	6.67%
Without Sales Load [Member] | Mid Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class A - No Load
Average Annual Return, Percent	(6.98%)	13.80%	8.54%
Without Sales Load [Member] | Mid Cap Core Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class L - No Load
Average Annual Return, Percent	(6.96%)	13.60%	8.23%
Without Sales Load [Member] | Small Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Portfolio I, Class A - No Load
Average Annual Return, Percent	(3.00%)	10.02%	5.62%
MSCI EAFE Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	4.88%	11.77%	5.40%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%	18.59%	12.50%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	7.72%	20.08%	15.12%
Russell 1000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Average Annual Return, Percent	7.18%	16.15%	8.79%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	2.59%	16.28%	8.82%
Russell 200 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 200 Index TR
Average Annual Return, Percent	(4.01%)	13.27%	6.30%